Noncontrolling Interests - Schedule of Effects of Changes in Ownership Interest on Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Noncontrolling Interest [Line Items]
Net income attribute to New Oriental Education & Technology Group Inc.	$ 274,457	$ 224,884	$ 193,013
Increase in the Group's additional paid-in capital resulting from capital injection of noncontrolling interests shareholders		68,498	3,791
Repurchase shares from noncontrolling interest		(3,752)
Parent Company [Member]
Noncontrolling Interest [Line Items]
Net income attribute to New Oriental Education & Technology Group Inc.	274,457	224,884	$ 193,013
Increase in the Group's additional paid-in capital resulting from capital injection of noncontrolling interests shareholders	4,871	39,579
Repurchase shares from noncontrolling interest		(255)
Changes from net income attributable to New Oriental Education & Technology Group Inc. shareholders and transfers from/to noncontrolling interests	279,620	264,463
Dongfangyoubo [Member] | Parent Company [Member]
Noncontrolling Interest [Line Items]
Increase in the Group's additional paid-in capital resulting from capital injection of noncontrolling interests shareholders	138
Beijing New Oriental Xuncheng Network Technology Company Limited [Member] | Parent Company [Member]
Noncontrolling Interest [Line Items]
Increase in the Group's additional paid-in capital resulting from capital injection of noncontrolling interests shareholders	4,733	$ 39,579
Repurchase shares from noncontrolling interest	(5,412)
Increase in the Group's additional paid-in capital resulting from transferring common shares to noncontrolling interests shareholders	$ 5,704